DEBT AND CAPITAL STRUCTURE - Schedule of Net Debt to Capitalization (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Borrowings [abstract]
Net Debt	$ 2,999	$ 8,292
Shareholders’ Equity	35,254	31,622	$ 28,374	$ 29,754
Capitalization	$ 38,253	$ 39,914
Net Debt to Capitalization (percent)	8.00%	21.00%